Property and equipment (Tables)	11 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment consisted of the following:

March 31,
2015
Research and development equipment	$66,095
Computer equipment	4,367
Furniture and fixtures	725
71,187
Less: Accumulated depreciation	(5,675)
Total	$65,512